Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Ordinary share	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficit)	Accumulated other comprehensive loss	Shareholder's equity (deficit)	Non controlling interests	Total
Balance at Dec. 31, 2017		$ 96,977,528	$ 6,621,063	$ (41,807,285)	$ (4,008,086)	$ 57,783,220		$ 57,783,220
Balance, shares at Dec. 31, 2017	23,758,817
Forfeiture of restricted shares
Forfeiture of restricted shares, shares	(1,150)
Dividends to shareholders		(343,200)		(222)		(343,422)		(343,422)
Net (loss) income				(52,152,740)		(52,152,740)		(52,152,740)
Foreign currency translation adjustments					836,601	836,601		836,601
Balance at Jun. 30, 2018		96,634,328	6,621,063	(93,960,247)	(3,171,485)	6,123,659		6,123,659
Balance, shares at Jun. 30, 2018	23,757,667
Balance at Dec. 31, 2018		98,036,152	6,621,063	(136,620,068)	(4,037,404)	(36,000,257)	76	(36,000,181)
Balance, shares at Dec. 31, 2018	25,288,003
Forfeiture of restricted shares
Forfeiture of restricted shares, shares	(152)
Dividends to shareholders				(343,200)		(343,200)		(343,200)
Net (loss) income				(26,783,970)		(26,783,970)	2,319	(26,781,651)
Foreign currency translation adjustments					270,921	270,921		270,921
Balance at Jun. 30, 2019		$ 98,036,152	$ 6,621,063	$ (163,747,238)	$ (3,766,483)	$ (62,856,506)	$ 2,395	$ (62,854,111)
Balance, shares at Jun. 30, 2019	25,287,851